Deferred Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Deferred Revenue
Schedule of deferred revenue

	Successor	Predecessor
	March 31, 2023	December 31, 2022
License agreements	$2,388	$1,937
Professional Service agreements	302	225
Total Deferred Revenue	$2,690	$2,162